2. INTEREST RATE RISK	12 Months Ended
Sep. 30, 2013
Risks and Uncertainties [Abstract]
INTEREST RATE RISK

The Company is engaged principally in providing first mortgage and other types of loans to individuals and business. Loans are funded primarily with deposit accounts and borrowings from the FHLB. At September 30, 2013 the Company was slightly liability sensitive which indicates that interest-bearing liabilities will re-price faster than interest earning assets with changes in market interest rates. In both declining and rising market interest rate environments the Company is exposed to interest rate risk because interest bearing liabilities re-price faster than interest earning assets resulting in slightly lower net interest income.

The Company manages interest rate risk exposure by monitoring the mix of loans, deposit and borrowings and reports to the Board of Directors quarterly. The Company’s interest rate risk position at September 30, 2013 was within the limits established by the Board of Directors.